Intangible assets	12 Months Ended
Dec. 31, 2019
Intangible assets.
Intangible assets

11.Intangible assets

						Advances for
			Computer	Customer		intangibles, CIP
Cost:	Goodwill	Licenses	Software	relationships	Trade marks	and others	Total
Balance as of December 31, 2017	6,285	183	1,083	5,326	216	199	13,292
Additions	—	—	279	—	—	106	385
Additions from business combinations (Note 6)	93	—	166	88	139	(149)	337
Transfer between groups	—	—	31	—	—	(31)	—
Disposals	—	—	(205)	—	—	(19)	(224)
Balance as of December 31, 2018	6,378	183	1,354	5,414	355	106	13,790
Additions	—	—	236	—	—	211	447
Additions from business combinations (Note 6)	777	—	280	159	32	—	1,248
Transfer between groups	—	—	36	—	—	(36)	—
Disposals	—	—	(156)	—	—	(39)	(195)
Balance as of December 31, 2019	7,155	183	1,750	5,573	387	242	15,290
Accumulated Amortization:
Balance as of December 31, 2017	—	—	(536)	(1,818)	(124)	(7)	(2,485)
Amortization charge	—	—	(245)	(289)	(43)	(3)	(580)
Impairment	—	—	(4)	—	—	(19)	(23)
Disposals	—	—	125	—	—	19	144
Balance as of December 31, 2018	—	—	(660)	(2,107)	(167)	(10)	(2,944)
Amortization charge	—	—	(317)	(301)	(44)	(10)	(672)
Impairment	(93)	—	(148)	(67)	(115)	(18)	(441)
Disposals	—	—	82	—	—	1	83
Balance as of December 31, 2019	(93)	—	(1,043)	(2,475)	(326)	(37)	(3,974)
Net book value
As of December 31, 2017	6,285	183	547	3,508	92	192	10,807
As of December 31, 2018	6,378	183	694	3,307	188	96	10,846
As of December 31, 2019	7,062	183	707	3,098	61	205	11,316

As of December 31, 2019, the gross book value of fully amortized intangible assets is equal to 450 (2018 - 190).